Document and Entity Information Document	Jul. 07, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 07, 2026
Document Period End Date	Jul. 07, 2026
Amendment Flag	false
Entity Registrant Name	Conexeu Sciences Inc.
Entity Address, Address Line One	50 West Liberty Street, Suite 880,
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89501
Entity Incorporation, State Country Name	NV
City Area Code	424
Local Phone Number	333-5622
Entity File Number	001-43283
Entity Central Index Key	0002066836
Entity Emerging Growth Company	true
Entity Tax Identification Number	33-4814282
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CNXU
Security Exchange Name	NASDAQ